UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05010

Mutual Fund and Variable Insurance Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Suite 2

Omaha, NE 68130

(Address of principal executive offices)(Zip code)

Gemini Fund Services, LLC

80 Arkay Drive, Suite 110

Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 1.800.253.0412

Date of fiscal year end: 12/31

Date of reporting period: 09/30/2016

Item 1. Schedule of Investments (Unaudited)

The Trust’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

CATALYST DIVIDEND CAPTURE VA FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2016

Shares		Value
	COMMON STOCK - 77.0%
	ADVERTISING - 1.5%
3,900	Omnicom Group, Inc.	$ 331,500

	AGRICULTURE - 3.1%
5,500	Altria Group, Inc.	347,765
3,300	Philip Morrs International, Inc.	320,826
		668,591
	BANKS - 1.5%
5,000	JPMorgan Chase & Co.	332,950

	BEVERAGES - 3.1%
7,900	Coca-Cola Co.	334,328
3,150	PepsiCo, Inc.	342,625
		676,953
	COSMETICS/PERSONAL CARE - 1.6%
3,850	Procter & Gamble Co.	345,537

	ELECTRIC - 8.9%
8,300	Alliant Energy Corp.	317,973
6,225	Ameren Corp.	306,146
5,000	American Electric Power Co., Inc.	321,050
13,100	MDU Resources Group, Inc.	333,264
10,100	OGE Energy Corp.	319,362
5,800	Westar Energy, Inc.	329,150
		1,926,945
	ELECTRICAL COMPONENTS & EQUIPMENT - 1.7%
6,900	Emerson Electric Co.	376,119

	ENTERTAINMENT - 1.8%
6,875	Cedar Fair LP	393,869

	ENVIRONMENTAL CONTROL - 1.6%
5,500	Waste Management, Inc.	350,680

	FOOD - 3.1%
5,300	General Mills, Inc.	338,564
6,900	Sysco Corp.	338,169
		676,733
	FOREST PRODUCTS & PAPER- 1.6%
7,000	International Paper Co.	335,860

	GAS - 3.0%
13,500	CenterPoint Energy, Inc.	313,605
7,100	UGI Corp.	321,204
		634,809
	HOME FURNISHINGS - 1.5%
7,000	Leggett & Platt, Inc.	319,060

	HOUSEHOLD PRODUCTS/WARES - 1.6%
2,700	Kimberly-Clark Corp.	340,578

	PACKAGING & CONTAINERS - 3.1%
4,100	Packaging Corp. of America	333,166
6,300	Sonoco Products Co.	332,829
		665,995
	PHARMACEUTICALS - 1.6%
5,400	Merck & Co., Inc.	337,014

CATALYST DIVIDEND CAPTURE VA FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2016

Shares		Value
	COMMON STOCK - 77.0% (Continued)
	PIPELINES - 1.6%
4,700	Buckeye Partners LP	$ 336,520

	REITS - 15.1%
20,900	Brandywine Realty Trust	326,458
11,500	Brixmor Property Group, Inc.	319,585
26,800	CBL & Associates Properties, Inc.	325,352
18,700	DDR Corp.	325,941
12,100	Duke Realty Corp.	330,693
11,100	Kimco Realty Corp.	321,345
4,000	Macerich Co.	323,480
6,100	Prologis, Inc.	326,594
1,500	Simon Property Group, Inc.	310,515
26,500	Sunstone Hotel Investors, Inc.	338,935
		3,248,898
	RETAIL - 7.7%
8,700	Best Buy Co., Inc.	332,166
6,300	Brinker International, Inc.	317,709
3,000	McDonald's Corp.	346,080
4,600	Wal-Mart Stores, Inc.	331,752
3,700	Yum! Brands, Inc.	335,997
		1,663,704
	SEMICONDUCTORS - 1.6%
4,800	Texas Instruments, Inc.	336,864

	SOFTWARE - 4.4%
10,200	CA, Inc.	337,416
10,600	Paychex, Inc.	613,422
		950,838
	TELECOMMUNICATIONS - 3.1%
8,250	AT&T, Inc.	335,033
6,500	Verizon Communications, Inc.	337,870
		672,903
	TOYS/GAMES/HOBBIES - 1.6%
4,200	Hasbro, Inc.	333,186

	TRANSPORTATION - 1.6%
3,100	United Parcel Service, Inc.	339,016

	TOTAL COMMON STOCK (Cost - $16,131,675)	16,595,122

	PREFERRED STOCK - 20.2%
	BANKS - 6.8%
10,000	Northern Trust Corp., 5.85%	271,900
21,000	US Bancorp, 6.50%	632,520
20,500	Wells Fargo & Co., 8.00%	553,705
		1,458,125
	DIVERSIFIED FINANCIAL SERVICES - 2.7%
23,000	Raymond James Financial, Inc., 6.90%	595,010

	INSURANCE - 5.6%
11,000	Aegon NV, 8.00%	293,700
12,000	Allstate Corp., 5.10%	327,720
22,624	Axis Capital Holdings Ltd., 6.88%	579,627
		1,201,047

CATALYST DIVIDEND CAPTURE VA FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2016

Shares		Value
	PREFERRED STOCK - 20.2% (Continued)
	INVESTMENT COMPANIES - 2.1%
17,500	KKR Financial Holdings LLC, 8.38%	$ 446,600

	REITS - 3.0%
2,000	National Retail Properties, Inc., 6.63%	51,360
14,000	PS Business Parks, Inc., 6.45%	356,300
9,500	Realty Income Corp., 6.63%	247,475
		655,135

	TOTAL PREFERRED STOCK (Cost - $4,398,038)	4,355,917

	SHORT-TERM INVESTMENTS - 2.8%
605,224	Federated Treasury Obligations Fund, Institutional Class, 0.18% *	605,224
	TOTAL SHORT-TERM INVESTMENTS (Cost - $605,224)	605,224

	TOTAL INVESTMENTS - 100.0% (Cost - $21,134,937) (a)	$ 21,556,263
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.0) %	(5,440)
	NET ASSETS - 100.0%	$ 21,550,823

LLC - Limited Liability Company.
LP - Limited Partnership.
* Rate shown represents the rate at September 30, 2016, is subject to change and resets daily.
(a) Represents cost for financial purposes. Aggregate cost for federal tax purposes is $21,226,171 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 736,204
	Unrealized depreciation:	(406,112)
	Net unrealized appreciation:	$ 330,092

CATALYST INSIDER BUYING VA FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2016

Shares		Value
	COMMON STOCK - 97.0%
	AGRICULTURE - 2.1%
11,500	Altria Group, Inc.	$ 727,145

	BANKS - 14.2%
46,200	Bank of America Corp.	723,030
15,100	Citigroup, Inc.	713,173
29,000	Citizens Financial Group, Inc.	716,590
10,600	JPMorgan Chase & Co.	705,854
7,900	PNC Financial Services Group, Inc.	711,711
70,000	Regions Financial Corp.	690,900
16,250	SunTrust Banks, Inc.	711,750
		4,973,008
	BEVERAGES - 2.1%
8,000	Dr. Pepper Snapple Group, Inc.	730,480

	CHEMICALS - 2.0%
4,700	Air Products & Chemicals, Inc.	706,598

	COMPUTERS - 2.0%
30,800	Hewlett Packard Enterprise Co.	700,700

	DIVERSIFIED FINANCIAL SERVICES - 4.1%
36,600	Ally Financial, Inc.	712,602
11,000	American Express Co.	704,440
		1,417,042
	ELECTRIC - 2.0%
9,600	Edison International	693,600

	FOOD - 4.1%
16,800	Mondelez International, Inc.	737,520
14,500	Sysco Corp.	710,645
		1,448,165
	HAND/MACHINE TOOLS - 2.0%
5,700	Stanley Black & Decker, Inc.	700,986

	HEALTHCARE-PRODUCTS - 2.0%
14,800	Baxter International, Inc.	704,480

	HEALTHCARE-SERVICES - 2.0%
9,400	HCA Holdings, Inc. *	710,922

	INSURANCE - 6.1%
9,800	Aflac, Inc.	704,326
16,500	Hartford Financial Services Group, Inc.	706,530
13,800	Principal Financial Group, Inc.	710,838
		2,121,694
	LODGING - 2.0%
10,500	Marriott International, Inc.	706,965

	MEDIA - 4.1%
9,100	Time Warner, Inc.	724,451
7,700	Walt Disney Co.	715,022
		1,439,473
	MISCELLANEOUS MANUFACTURING - 4.0%
4,000	3M Co.	704,920
23,800	General Electric Co.	704,956
		1,409,876

CATALYST INSIDER BUYING VA FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2016

Shares		Value
	COMMON STOCK - 97.0% (Continued)
	PIPELINES - 6.1%
9,900	Buckeye Partners LP	$ 708,840
25,800	Enterprise Products Partners LP	712,854
18,100	ONEOK Partners LP	723,095
		2,144,789
	REITS - 13.8%
5,100	Boston Properties, Inc.	695,079
23,700	Kimco Realty Corp.	686,115
3,100	Public Storage	691,734
3,300	Simon Property Group, Inc.	683,133
19,200	UDR, Inc.	691,008
6,800	Vornado Realty Trust	688,228
9,300	Welltower, Inc.	695,361
		4,830,658
	RETAIL - 16.2%
11,600	Darden Restaurants, Inc.	711,312
7,000	Genuine Parts Co.	703,150
5,425	Home Depot, Inc.	698,089
9,900	Lowe's Cos., Inc.	714,879
6,100	McDonald's Corp.	703,696
2,550	O'Reilly Automotive, Inc. *	714,281
10,500	Target Corp.	721,140
9,900	Wal-Mart Stores, Inc.	713,988
		5,680,535
	SOFTWARE - 2.0%
7,100	Fiserv, Inc. *	706,237

	TELECOMMUNICATIONS - 2.1%
14,000	Verizon Communications, Inc.	727,720

	TRANSPORTATION - 2.0%
7,300	Union Pacific Corp.	711,969

	TOTAL COMMON STOCK (Cost - $33,752,330)	33,993,042

	SHORT-TERM INVESTMENTS - 1.6%
541,267	Federated Treasury Obligations Fund, Institutional Class, 0.18% **	541,267
	TOTAL SHORT-TERM INVESTMENTS (Cost - $541,267)	541,267

	TOTAL INVESTMENTS - 98.6% (Cost - $34,293,597) (a)	$ 34,534,309
	OTHER ASSETS AND LIABILITIES - 1.4%	499,466
	NET ASSETS - 100.0%	$ 35,033,775

LP - Limited Partnership.
* Non-income producing security.
** Rate shown represents the rate at September 30, 2016, is subject to change and resets daily.
(a) Represents cost for financial purposes. Aggregate cost for federal tax purposes is $34,294,137 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 490,654
	Unrealized depreciation:	(250,482)
	Net unrealized appreciation:	$ 240,172

NOTES TO PORTFOLIOS OF INVESTMENTS
September 30, 2016 (Unaudited)

(1) Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

A. Investment Valuations
The Trust calculates the net asset value (“NAV”) for each of the Funds by valuing securities held based on fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

In computing the NAV of the Funds, fair value is based on market valuations with respect to portfolio securities for which market quotations are readily available. Pursuant to Trustee-approved policies, the Trust relies on certain security pricing services to provide the current market value of securities. Those security pricing services value equity securities (including foreign equity securities, exchange-traded funds and closed-end funds) traded on a securities exchange at the last reported sales price on the principal exchange. Equity securities quoted by NASDAQ are valued at the NASDAQ official closing price. If there is no reported sale on the principal exchange, and in the case of over-the counter securities, equity securities are valued at a bid price estimated by the security pricing service. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

Securities for which market quotations are not readily available are valued at fair value under Trust procedures approved by the Trustees. In these cases, a Pricing Committee established and appointed by the Trustees determines in good faith, subject to Trust procedures, the fair value of portfolio securities held by a Fund (“good faith fair valuation”). When a good faith fair valuation of a security is required, consideration is generally given to a number of factors including, but not limited to the following: dealer quotes, published analyses by dealers or analysts regarding the security, transactions which provide implicit valuation of the security (such as a merger or tender offer transaction), the value of other securities or contracts which derive their value from the security at issue, and the implications of any other circumstances which have caused trading in the security to halt. With respect to certain narrow categories of securities, the procedures utilized by the Pricing Committee detail specific valuation methodologies to be applied in lieu of considering the aforementioned list of factors.

Fair valuation procedures are also used when a significant event affecting the value of a portfolio security is determined to have occurred between the time when the price of the portfolio security is determined and the close of trading on the NYSE, which is when each Fund’s NAV is computed. An event is considered significant if there is both an affirmative expectation that the security’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Significant events include significant securities market movements occurring between the time the price of the portfolio security is determined and the close of trading on the NYSE. For securities normally priced at their last sale price in a foreign market, such events can occur between the close of trading in the foreign market and the close of trading on the NYSE.

In some cases, events affecting the issuer of a portfolio security may be considered significant events. Examples of potentially significant events include announcements concerning earnings, acquisitions, new products, management changes, litigation developments, a strike or natural disaster affecting the company’s operations or regulatory changes or market developments affecting the issuer’s industry occurring between the time when the price of the portfolio security is determined and the close of trading on the NYSE. For securities of foreign issuers, such events could also include political or other developments affecting the economy or markets in which the issuer conducts its operations or its securities are traded.

There can be no assurance that a Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV. In the case of good faith fair valued portfolio securities, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a portfolio security’s present value. Good faith fair valuations generally remain unchanged until new information becomes available. Consequently, changes in good faith fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations.

The Trustees have authorized the use of an independent fair valuation service. If the movement in a designated U.S. market index, after foreign markets close, is greater than predetermined levels, the Funds may use a systematic valuation model provided from the independent third party to fair value its international equity securities.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:

Level 1 - unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date.

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Trust recognizes transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

The following is a summary of the inputs used to value the Funds’ investments as of September 30, 2016, based on the three levels defined previously:

	Level 1	Level 2	Level 3	Total
Dividend Capture VA Fund
Investment Securities:
Common Stocks	$ 16,595,122	$ -	$ -	$ 16,595,122
Preferred Stocks	4,355,917	-	-	4,355,917
Short-Term Investments	605,224	-	-	605,224
Total Investment Securities	$ 21,556,263	$ -	$ -	$ 21,556,263
Insider Buying VA Fund
Investment Securities:
Common Stocks	$ 33,993,042	$ -	$ -	$ 33,993,042
Short-Term Investments	541,267	-	-	541,267
Total Investment Securities	$ 34,534,309	$ -	$ -	$ 34,534,309

For the period ended September 30, 2016, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value. Transfers from Level 2 to Level 1 indicate that the fair value of international equity securities used at the previous reporting period end did not occur as of the current reporting period end. The Trust recognizes significant transfers between fair value hierarchy levels at the reporting period end. There were no transfers between Level 1 and Level 2 during the period.

B. Foreign Currency Transactions
The accounting records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange each business day to determine the value of investments, and other assets and liabilities. Purchases and sales of foreign securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuation arising from changes in market prices of securities held. These fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currency transactions.

Item 2. Controls and Procedures.

(a)	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) were effective, as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes to the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a)	A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b)	A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Mutual Fund and Variable Insurance Trust

By:	/s/ Jerry Szilagyi
Name:	Jerry Szilagyi
Title:	President and Chief Executive Officer
Date:	November 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jerry Szilagyi
Name:	Jerry Szilagyi
Title:	President and Chief Executive Officer
Date:	November 28, 2016

By:	/s/ Erik Naviloff
Name:	Erik Naviloff
Title:	Treasurer
Date:	November 28, 2016